8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS (Details)	12 Months Ended
	Jan. 31, 2019 $ / shares shares	Jan. 31, 2018 $ / shares	Jan. 31, 2018 CAD ($) shares
Authorized Share Capital	100,000,000
Number of stock options granted	100,000		100,000
Stock options Exercise Price | $ / shares	$ 1.00	$ 1.00
Private Placement - 1
Private Placement Units			1,015,502
Private Placement, price per unit | $ / shares		0.50
Private Placement, Gross Proceeds | $			$ 507,751
Private Placement - 2
Private Placement Units			560,063
Private Placement, price per unit | $ / shares		$ 0.80
Private Placement, Gross Proceeds | $			$ 448,050